Subsequent Events	12 Months Ended
Jun. 30, 2019
Events After Reporting Period [Abstract]
Subsequent Events
Subsequent Events
On 31 August 2019 Endava completed the sale of Endava Technology SRL, also referred to as “the Captive” to Worldpay. The Captive is located in Bucharest, Romania and its 146 current employees were transferred to Worldpay. The aggregate purchase price for the Captive was within the previously agreed range as disclosed in Endava’s filings with the Securities Exchange Commission.